INCOME TAXES - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	$ 1,469,336	$ 1,344,460
Additions for tax positions related to the current year	446,929	356,089
Additions for tax positions related to prior years	99,926	29,060
Reductions for tax positions related to prior years	(152,799)	(69,023)
Statute of limitations expirations	(72,039)	(62,393)
Settlements with tax authorities	(60,292)	(2,109)
Cumulative translation adjustment	13,420
Cumulative translation adjustment		(126,748)
Balance, end of year	$ 1,744,481	$ 1,469,336